Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Comprehensive Income (loss)	Ordinary Shares	Additional Paid-In Capital	Shares Repurchased	Accumulated Other Comprehensive Income	Retained Earnings	Noncontrolling Interest
Balance at Dec. 31, 2007	$ 494,976		$ 7,384	$ 358,232	$ 0	$ 31,429	$ 97,931	$ 0
Balance, shares at Dec. 31, 2007			55,521		0
Issuance of ordinary shares pursuant to stock plans	10,549		80	10,469
Issuance of ordinary shares pursuant to stock plans, shares			600
Stock-based compensation expenses of stock plans	14,309			14,309
Sale of subsidiaries' shares to noncontrolling interest	3,514							3,514
Others	(130)			(130)
Comprehensive income (loss):
Net income (loss)	81,167	81,167					80,638	529
Unrealized gain on marketable securities	591	591				591
Currency translation adjustments	19,572	19,572				19,572
Total comprehensive income (loss)	101,330	101,330
Balance at Dec. 31, 2008	624,548		7,464	382,880	0	51,592	178,569	4,043
Balance, shares at Dec. 31, 2008			56,121		0
Repurchase of ordinary shares	(50,074)				(50,074)
Repurchase of ordinary shares, shares					(2,455)
Cancellation of repurchased ordinary shares			(327)	(49,747)	50,074
Cancellation of repurchased ordinary shares, shares			(2,455)		2,455
Issuance of ordinary shares pursuant to stock plans	26,175		219	25,956
Issuance of ordinary shares pursuant to stock plans, shares			1,644
Issuance of ordinary shares pursuant to private equity placement	180,000		746	179,254
Issuance of ordinary shares pursuant to private equity placement, shares			5,609
Issuance cost of private equity placement	(349)			(349)
Stock-based compensation expenses of stock plans	22,637			22,637
Stock-based compensation expenses of private equity placement	10,726			10,726
Sale of subsidiaries' shares to noncontrolling interest	798							798
Purchase of subsidiaries' shares from noncontrolling interest	(342)			(171)				(171)
Disposal of noncontrolling interest in a subsidiary	(4,270)			(162)				(4,108)
Comprehensive income (loss):
Net income (loss)	412,305	412,305					411,895	410
Unrealized gain on marketable securities	329	329				329
Currency translation adjustments	216	216				216
Total comprehensive income (loss)	412,850	412,850
Balance at Dec. 31, 2009	1,222,699		8,102	571,024	0	52,137	590,464	972
Balance, shares at Dec. 31, 2009			60,919		0
Issuance of ordinary shares pursuant to stock plans	11,798		114	11,684
Issuance of ordinary shares pursuant to stock plans, shares			856
Stock-based compensation expenses of stock plans	13,402			13,402
Sale of subsidiaries' shares to noncontrolling interest	453							453
Comprehensive income (loss):
Net income (loss)	(19,339)	(19,339)					(19,094)	(245)
Others	868	868				868
Currency translation adjustments	10,645	10,645				10,607		38
Total comprehensive income (loss)	(7,826)	(7,826)
Balance at Dec. 31, 2010	$ 1,240,526		$ 8,216	$ 596,110	$ 0	$ 63,612	$ 571,370	$ 1,218
Balance, shares at Dec. 31, 2010			61,775		0